Other assets (Tables)	12 Months Ended
Mar. 31, 2019
Other assets
Schedule of Other assets

	At March 31,
	2019	2018	2017
	€M	€M	€M
Prepayments	237.2	235.2	221.1
Interest receivable	0.8	0.3	1.0
	238.0	235.5	222.1